Financial income and costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income and costs
Interest income	$ 591,046	$ 698,962	$ 988,005
Income from interest in accounts receivable	6,564	7,024	3,627
Foreign exchange gain, net	519,796	467,534
Financial income	1,117,406	1,173,520	991,632
Effects of valuation of derivative financial instruments	(1,541)	(291)	(8,029)
Foreign exchange loss, net	0	0	(272,220)
Interest expense and financial expenses on financial debt	(104,179)	(159,169)	(250,820)
Interest paid on lease	(31,848)	(53,639)	(37,797)
Other financial expenses	(129,955)	(78,230)	(41,502)
Financial costs	(267,523)	(291,329)	(610,368)
Financial income, net	$ 849,883	$ 882,191	$ 381,264